Financing (Income) Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Financing (Income) Expenses
Financing expenses disclosure

($ millions)	2017	2016

Interest on debt and finance leases	945	1 012

Capitalized interest at 5.5% (2016 – 5.7%)	(729)	(597)

Interest expense	216	415

Interest on partnership liability (note 38)	5	—

Interest on pension and other post-retirement benefits	58	59

Accretion	247	269

Foreign exchange gain on U.S. dollar denominated debt	(771)	(458)

Foreign exchange and other	(52)	61

Loss on extinguishment of long-term debt	113	99

Realized gain on foreign currency hedges	(62)	—

	(246)	445